Annual Total Returns- JPMorgan Prime Money Market Fund (Academy Shares) [BarChart] - Academy Shares - JPMorgan Prime Money Market Fund - Academy	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.11%	0.17%	0.07%	0.04%	0.10%	0.51%	1.10%	1.97%	2.30%	0.65%